Finance Lease Receivable (Tables)	12 Months Ended
Dec. 31, 2021
Finance Lease Receivable [Abstract]
Schedule of leased office spaces
Finance lease receivable	31 Dec 2021	31 Dec 2020
	$000	$000
Current	-	152
Non-current	-	-
	-	152